FINANCIAL REPORTING FRAMEWORK	12 Months Ended
Jun. 30, 2025
EBP Japan
EBP, Accounting Policy [Line Items]
EBP, Financial Reporting Framework	FINANCIAL REPORTING FRAMEWORK
Statement of Compliance
The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP).
Basis of Preparation and Presentation
The accompanying financial statements have been prepared on the historical cost basis, except for the Plan’s investments which are measured at fair value.
These financial statements are presented in Japanese Yen, the currency of the primary economic environment in which the Plan operates. The U.S. Dollar amounts presented in these financial statements are included solely for the convenience of the reader and should not be construed as the Plan’s presentation currency.